Advances from Related Parties and Accredited Investors	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes To Financial Statements [Abstract]
Advances from Related Parties and Unrelated Parties

The Company has received cash advances from related parties and accredited investors to help fund the Company’s operations. As of March 31, 2018, the Company had received $12,000 from an unrelated party for exercise of warrants. As of December 31, 2017, the Company had received $310,000 from related and unrelated parties as a part of an agreement that the Company offered to issue convertible promissory notes.

As of December 31, 2017, A. Michael Stolarski and Kevin A. Richardson II, both members of the Company’s board of directors and existing shareholders of the Company, had subscribed $130,000 and $140,000, respectively, to the Company as advances from related parties to be used to purchase 10% Convertible Promissory Notes. The convertible promissory notes for this balance were issued on January 10, 2018 (see Note 8).

The Company has received cash advances from related parties and accredited investors to help fund the Company’s operations. These advances are a part of an agreement that the Company is offering to issue convertible promissory notes. As of December 31, 2017, the Company had received $310,000 from related parties and accredited investors. A. Michael Stolarski and Kevin A. Richardson II, both members of the Company’s board of directors and existing shareholders of the Company, had subscribed $130,000 and $140,000, respectively, to the Company as advances from related parties to be used to purchase 10% Convertible Promissory Notes. The convertible promissory notes for this balance were issued on January 10, 2018 (see Note 18).